Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Short term Investments
Short-term investments	$ 247,165,000	$ 273,031,000
United States dollar ("US$")
Short term Investments
Short-term investments	246,791,000	272,659,000
Hong Kong dollar ("HK$")
Short term Investments
Short-term investments	$ 374,000	$ 372,000
Bank deposits maturing over three months | Weighted average
Short term Investments
Effective interest rate (in percentage)	1.93%	1.32%
Bank deposits maturing over three months | Minimum
Short term Investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term Investments
Bank deposit maturity period (in days)	100 days	183 days